Environmental rehabilitation provision (Tables)	12 Months Ended
Dec. 31, 2023
Environmental rehabilitation provision
Schedule of environmental rehabilitation provision

	2023	2022
	($)	($)
Balance – Beginning of year	75,770	53,236
Acquisition of Tintic	—	4,599
New liabilities	3,660	22,353
Revision of estimates	(3,964)	(5,637)
Accretion expense	3,154	3,223
Settlement of liabilities / payment of liabilities	(2,933)	(3,409)
Currency translation adjustment	1,042	1,405
Balance – End of year	76,729	75,770

Current liabilities	4,204	9,738
Non-current liabilities	72,525	66,032
	76,729	75,770